Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Shares [member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 0	€ 0
Carrying amount of associated liabilities	0	0
Debt securities [member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	2,068	2,200
Carrying amount of associated liabilities	2,382	2,513
Debt securities [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	5	16
Carrying amount of associated liabilities	9	17
Investments where the policyholder bears the risk [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	15	72
Carrying amount of associated liabilities	0	0
Money market and other short-term investments [Member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	0	0
Money market and other short-term investments [Member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	0	0
Other [member] | FVOCI financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	0	0
Other [member] | FVPL financial assets [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	0	0
Carrying amount of associated liabilities	€ 0	€ 0